Risk management (Tables)	3 Months Ended
Mar. 31, 2024
Risk Management
Schedule of exposure to exchange risk

	March 31, 2024		December 31, 2023
	Foreign currency (in thousands)	R$	Foreign currency (in thousands)	R$

Borrowings and financing – US$	272,009	1,359,011	280,188	1,356,474
Borrowings and financing – Yen	39,077,331	1,289,943	41,078,385	1,405,702
Interest and charges from borrowings and financing – US$		20,264		15,510
Interest and charges from borrowings and financing – Yen		2,669		8,167
Total exposure		2,671,887		2,785,853
Borrowing cost – US$		(38,404)		(37,520)
Borrowing cost – Yen		(2,391)		(2,442)
Total foreign currency-denominated borrowings (Note 16)		2,631,092		2,745,891

Schedule of prices and exchange variations

	March 31, 2024	December 31, 2023	Var.
US$	R$ 4.9962	R$ 4.8413	3.2%
Yen	R$ 0.03301	R$ 0.03422	-3.5%

Schedule of scenario of effect on the income statement

Probable scenario
(*)
Net currency exposure as of March 31, 2024 in US$ - Liabilities	272,009

US$ rate as of March 31, 2024	4.9962
Exchange rate estimated according to the scenario	4.9700
Difference between the rates	0.0262

Effect on net financial result R$ - (gain)	7,127

Net currency exposure as of March 31, 2024 in Yen - Liabilities	39,077,331

Yen rate as of March 31, 2024	0.03301
Exchange rate estimated according to the scenario	0.03446
Difference between the rates	(0.00145)

Effect on the net financial result R$ - (loss)	(56,662)

Total effect on the net financial result in R$ - (loss)	(49,535)

(*)	For the probable scenario in U.S. dollars and Yen, the exchange rates estimated for March 31, 2025 were used, according to the Focus-BACEN and B3’s Benchmark Rate report, of March 31, 2024, respectively.

Schedule of borrowings and financing subject to different inflation adjustment indices

	March 31, 2024	December 31, 2023
CDI (i)	12,672,245	9,966,111
TR (ii)	1,656,774	1,684,711
IPCA (iii)	2,927,406	3,038,378
TJLP (iv)	1,290,064	1,365,806
SOFR (v)	1,359,011	1,356,473
Interest and charges	399,957	392,906
Total	20,305,457	17,804,385

(i)	CDI - (Certificado de Depósito Interbancário), an interbank deposit certificate
(ii)	TR – Interest Benchmark Rate
(iii)	IPCA - (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
(iv)	TJLP - (Taxa de Juros a Longo Prazo), a long-term interest rate index
(v)	SOFR - Secured Overnight Financing Rate

Schedule of credit risk

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AAA(bra)	AAA.br	-
Banco Santander Brasil S/A	-	AAA.br	brAAA
Brazilian Federal Savings Bank	AAA(bra)	AAA.br	brAAA
Banco Bradesco S/A	AAA(bra)	AAA.br	brAAA
Banco Itaú Unibanco S/A	AAA(bra)	AAA.br	-
Banco BV	-	AA.br	brAAA
Banco BTG Pactual S/A	AAA(bra)	AAA.br	brAAA

Schedule of rating assessment

	March 31, 2024	December 31, 2023
Cash and cash equivalents and financial investments
AAA(bra)	5,859,198	2,940,690
Others (*)	332,784	324,546
	6,191,982	3,265,236

(*)	As of March 31, 2024, this category includes R$ 329,381 (R$ 322,241 as of December 31, 2023) referring to Banco BV, current accounts, and financial investments, which are not rated by Fitch.

Schedule of liquidity risk

	2024	2025	2026	2027	2028	2029 onwards	Total
As of March 31, 2024

Liabilities
Borrowings and financing	3,051,567	3,773,001	3,368,294	3,278,126	2,418,568	13,595,562	29,485,118
Trade payables and contractors	490,494	-	-	-	-	-	490,494
Services payable	838,703	-	-	-	-	-	838,703
Public-Private Partnership - PPP	432,216	446,524	461,438	476,850	492,777	6,057,282	8,367,087
Program Contract Commitments	20,310	1,232	1,232	1,232	1,232	11,702	36,940
Total	4,833,290	4,220,757	3,830,964	3,756,208	2,912,577	19,664,546	39,218,342

Schedule of sensitivity analysis of the financial instruments

March 31, 2024
Indicators	Exposure	Probable scenario

Assets
CDI	6,162,220	9.8500%(**)
Financial income		606,979

Liabilities
CDI	(12,672,245)	9.8500%(**)
Interest to be incurred		(1,248,216)

CDI net exposure	(6,510,025)	(641,237)

Liabilities
TR	(1,656,774)	0.0048%(**)
Expenses to be incurred		(80)

IPCA	(2,927,406)	3.4600%(*)
Expenses to be incurred		(101,288)

TJLP	(1,290,064)	6.3800%(*)
Interest to be incurred		(82,306)

SOFR (***)	(1,359,011)	5.0397%(***)
Interest to be incurred		(68,490)

Total expenses to be incurred, net		(893,401)

(*) Source: BACEN and LCA as of March 31, 2024
(**) Source: B3 of March 31, 2024
(***) Source: Bloomberg

Schedule of capital management

	March 31, 2024	December 31, 2023

Total borrowings and financing (Note 16)	22,024,307	19,536,350
(-) Cash and cash equivalents (Note 6)	(2,019,391)	(838,484)
(-) Financial investments (Note 7)	(4,172,591)	(2,426,752)

Net debt	15,832,325	16,271,114
Total equity	30,680,671	29,857,376

Total (shareholders plus providers of capital)	46,512,996	46,128,490

Leverage ratio	34%	35%

Schedule of estimated fair values of the financial instruments

	March 31, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	2,019,391	2,019,391	838,484	838,484
Financial investments	4,172,591	4,172,591	2,426,752	2,426,752
Restricted cash	45,694	45,694	54,944	54,944
Trade receivables	3,936,233	3,936,233	3,856,723	3,856,723
ANA	1,879	1,879	2,673	2,673
Other assets	237,270	237,270	196,065	196,065

Schedule of financial liabilities

	March 31, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	22,024,307	22,444,692	19,536,350	19,950,055
Trade payables and contractors	490,494	490,494	456,215	456,215
Services payable	838,703	838,703	750,732	750,732
Program Contract Commitment	33,035	33,035	34,016	34,016
Public-Private Partnership - PPP	3,222,703	3,222,703	3,286,614	3,286,614